RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Balances with related parties:

	June 30,	December 31,
	2017	2016
	Unaudited
Assets:

Trade receivables	$4,532	$952
Other account receivables and prepaid expenses	47	588

Liabilities:

Trade payables	230	169
Other account payables and accrued expenses	73	92
Advance from customer	$-	$1,880

Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Transactions with related parties:

	Six months ended June 30,
	2017	2016
	Unaudited

Revenues	$8,630	$11,503

Expenses:
Cost of revenues	93	84

Operating expenses:
Research and development, net	183	75
Sales and marketing, net	95	54
General and administrative	109	159

Capital expenses	$9	$-